Financial Instruments - Impact of Interest Rate Sensitivity (Details) - Interest rate risk - Cash flow hedges - Interest rate and currency swaps - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Impact on net profit or loss before tax, 1% increase	¥ (15,432)	¥ (4,632)
Impact on net profit or loss before tax, 1% decrease	15,432	4,632
Impact on other comprehensive income (before tax effects), 1% increase	34,296	14,840
Impact on other comprehensive income (before tax effects), 1% decrease	¥ (34,296)	¥ (14,840)